Description of Business, Organization, and Basis of Presentation (Details 2) - CNY (¥)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 1,705,356,424	¥ 3,161,657,934	¥ 1,190,360,385	¥ 233,138,588
Available-for-sale investments	654,328,054	682,252,159
Deferred tax assets	16,441,330	217,615,423
Other assets	207,523,016	93,345,352
Income taxes payable	136,931,899	689,415,410
Other liabilities	404,469,203	251,485,755
Variable Interest Entites, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	1,075,146,003	2,556,453,812
Loans principal, interest and financing service fee receivables	10,096,892,280	14,693,474,990
Available-for-sale investments	865,685,426	270,497,995
Deferred tax assets	167	216,380
Other assets	538,987,372	192,135,492
Total assets	12,576,711,248	17,712,778,669
Interest-bearing borrowings	7,090,260,790	12,552,191,338
Income taxes payable	642,912	956,881
Other liabilities	1,592,662,264	772,026,076
Total liabilities	¥ 8,683,565,966	¥ 13,325,174,295